Label	Element	Value
BNY Mellon Sustainable U.S. Equity Fund, Inc.
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 14 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.79% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	31.79%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues. The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYIA), considers a company to be engaged in "sustainable business practices" if the company engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to ESG matters (e.g., the company's environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models. No investment will be made in a company that is considered to be out of line with NIM's sustainable investment process. Examples of such companies may include: tobacco companies due to the health implications of smoking; a company with a large carbon footprint that has no emission reduction plan; or a company that is in direct conflict with the goals of the UN Global Compact (a voluntary corporate initiative that seeks to advance universal principles on human rights, labor, environment and anti-corruption). The fund considers U.S. companies to include U.S. traded companies or companies domiciled, or having their principal activities, in the United States.

The fund invests principally in common stocks. The fund may invest in the stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The fund may invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries, that demonstrate attractive investment attributes and sustainable business practices and are considered to be in line with NIM's sustainable investment process. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors. As of May 31, 2026, more than 20% of the fund's portfolio was invested in securities in the information technology sector.

NIM seeks attractively-priced companies (determined using both qualitative and quantitative fundamental analysis as described under "Fundamental Research and Analysis" below) that NIM believes are well-managed, have good products or services, have strategic direction, and have adopted, or are making progress towards, a sustainable business approach. These are companies that NIM believes should benefit from favorable long-term trends. When selecting stocks for the fund's portfolio, NIM uses an investment process that combines investment themes with fundamental research and analysis, with the consideration of ESG matters.

Investment Themes. Part of NIM's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a broader context. Therefore, NIM's global industry analysts and responsible investment team consider the context provided by a series of global investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide.

Fundamental Research and Analysis. NIM next conducts fundamental analysis of investment opportunities and uses cross comparisons of companies to identify securities that NIM believes will outperform. NIM investment professionals are responsible for idea generation and selection through investment analysis in a collaborative team environment. NIM's multi-dimensional research platform plays an integral part in the fundamental investment process, delivering insights that NIM believes are key to navigating the fast-changing market environment. In reviewing potential investments, NIM may assess, among other factors, a company's price-to-earnings ratio, positive earnings momentum, earnings per share growth expectations, and earnings stability. NIM also utilizes a variety of valuation techniques, which may include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis. In addition, NIM integrates the consideration of material ESG issues through, among other aspects of its investment process, NIM's ESG review of each individual company, prior to an investment being made in an equity security of a company for the first time. NIM's ESG review is designed to identify potential ESG-related risks and opportunities and incorporates qualitative and quantitative information and data from internal and external (e.g., index providers and consultants) sources, including research, reports, screenings, ratings and/or analysis.

Sustainable Investment Process. Following the fundamental research and analysis, NIM then employs a sustainable investment process that incorporate elements of negative screening alongside other general and security level (i.e., in terms of a company's activities) ESG-related analysis, using similar data sources as those in the ESG review. Ultimately, in keeping with the investment strategy of the fund, the sustainable investment process seeks to:

- identify and avoid companies that participate in specific areas of activity that NIM deems to be materially harmful from an environmental or social perspective, or companies that NIM deems do not follow good governance practices. For example, NIM could deem companies that have large carbon footprints without an emissions reduction plan, companies with poor labor standards, or companies that are in direct conflict with the goals of the UN Global Compact ineligible for investment.

- identify and invest in companies that are proactively seeking to manage environmental and/or social factors to generate sustainable returns. This may also include those companies that are contributing to the development of solutions that seek to address environmental and/or social issues, examples of which could include more efficient or reduced use of natural resources or accessibility to healthcare.

There may be situations where the fund will invest in a security of a company that has been identified by NIM as having involvement in potentially harmful activities from an environmental or social perspective. This may arise for certain companies whose activities or operations, typically due to a legacy business mix, have created poor environmental or social outcomes, but are now investing and positively adapting to future needs (for example, this may include energy companies that are preparing for a transition to a lower carbon world). Similarly, in some instances, the fund may invest in a security of a company where NIM determines prevailing ESG information and data provided by external ESG rating providers have not fully captured positive environmental or social-related initiatives of the company.

Ongoing Monitoring. NIM monitors companies held in the fund's portfolio for emerging negative environmental, social or governance issues. This is done through a combination of ongoing qualitative and quantitative research. This research may be supported by engagement with a company's management, including discussion of material ESG issues where relevant. NIM may engage with selected companies to understand better a company's approach to managing emerging ESG issues. NIM may also specifically engage with companies identified as transitioning away from environmentally or socially harmful activities, to help determine the progress being made in achieving their objectives, supporting the changes being made or encouraging further enhancements. NIM also makes use of a variety of third-party data and research providers that allow it to monitor changes in the ESG characteristics of a company. NIM typically exercises voting rights at shareholder meetings of companies held in the fund's portfolio. This activity is undertaken in-house to ensure that the opinions expressed through NIM's voting record are in line with NIM's investment and engagement priorities.

If the fund invests in a company that is subsequently considered to be out of line with NIM's sustainable investment process, NIM will sell the security in a prudent manner, within a predetermined timeframe. Because the fund's disposal of such security may not be immediate, the fund could be invested in investments that are out of line with NIM's sustainable investment process for a period of time. In addition, NIM typically will consider selling a security held by the fund as a result of one or more of the following:

• price movement and market activity have created an excessive valuation;

• the valuation of the company has become expensive relative to its peers;

• there has been a significant change in the prospects of the company;

• there has been a change in NIM's view of global investment themes (as described above); or

• profit-taking.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYIA), considers a company to be engaged in "sustainable business practices" if the company engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to ESG matters (e.g., the company's environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models. No investment will be made in a company that is considered to be out of line with NIM's sustainable investment process. Examples of such companies may include: tobacco companies due to the health implications of smoking; a company with a large carbon footprint that has no emission reduction plan; or a company that is in direct conflict with the goals of the UN Global Compact (a voluntary corporate initiative that seeks to advance universal principles on human rights, labor, environment and anti-corruption). The fund considers U.S. companies to include U.S. traded companies or companies domiciled, or having their principal activities, in the United States.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 21.88 Worst Quarter 2020, Q1: (16.14) The year-to-date total return of the fund's Class Z shares as of June 30, 2026 was 7.29%.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Sustainable U.S. Equity Fund, Inc. | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Sustainable U.S. Equity Fund, Inc. | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Sustainable U.S. Equity Fund, Inc. | · Sustainable investment approach risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Sustainable investment approach risk: The fund's sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund's exposure to certain sectors and/or types of investments, and may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. NIM's security selection process incorporates ESG data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may include qualitative and/or quantitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM's evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

BNY Mellon Sustainable U.S. Equity Fund, Inc. | · Large-cap stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

BNY Mellon Sustainable U.S. Equity Fund, Inc. | · Growth and value stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

BNY Mellon Sustainable U.S. Equity Fund, Inc. | · Information technology company risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Information technology company risk: The information technology sector has been among the most volatile sectors of the stock market. To the extent the fund's investments are significantly exposed to companies in the information technology sector, the fund's performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Technology companies are heavily dependent on patent and other intellectual property rights. In addition, these companies are strongly affected by worldwide technological developments, government regulation, and increased competition, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.

BNY Mellon Sustainable U.S. Equity Fund, Inc. | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Sustainable U.S. Equity Fund, Inc. | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Sustainable U.S. Equity Fund, Inc. | S&P 500® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.81%
BNY Mellon Sustainable U.S. Equity Fund, Inc. | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 666
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,715
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	666
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	868
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,715
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.54%
BNY Mellon Sustainable U.S. Equity Fund, Inc. | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,186
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	999
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,186
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.36%
BNY Mellon Sustainable U.S. Equity Fund, Inc. | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	882
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	226
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	394
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 882
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.51%
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	970
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	430
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 970
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.50%
Performance Inception Date	oef_PerfInceptionDate	Sep. 30, 2016
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Z
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 930
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date total return of the fund's Class Z shares as of
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	7.29%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.88%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(16.14%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.43%
Annual Return [Percent]	oef_AnnlRtrPct	10.07%
Annual Return [Percent]	oef_AnnlRtrPct	15.16%
Annual Return [Percent]	oef_AnnlRtrPct	(4.42%)
Annual Return [Percent]	oef_AnnlRtrPct	34.00%
Annual Return [Percent]	oef_AnnlRtrPct	24.22%
Annual Return [Percent]	oef_AnnlRtrPct	26.66%
Annual Return [Percent]	oef_AnnlRtrPct	(22.93%)
Annual Return [Percent]	oef_AnnlRtrPct	24.00%
Annual Return [Percent]	oef_AnnlRtrPct	24.67%
Annual Return [Percent]	oef_AnnlRtrPct	15.85%
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Z | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.41%
BNY Mellon Sustainable U.S. Equity Fund, Inc. | Z | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.50%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until September 30, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after September 30, 2027, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.